Employee Option Plans (Details 4) - Magic Plans [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding at beginning of year	473,367
Granted
Exercised	(132,808)
Forfeited	(31,250)
Outstanding at end of year	309,309	473,367
Exercisable at end of year	258,059
Weighted average exercise price
Outstanding at beginning of year	$ 4.58
Granted
Exercised	4.40
Forfeited	6.18
Outstanding at end of year	4.38	$ 4.58
Exercisable at end of year	$ 3.84
Weighted average remaining contractual term (in years)
Outstanding	3 years 11 months 19 days	5 years 1 month 6 days
Exercisable at end of year	3 years 5 months 12 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 991
Outstanding at end of year	1,237	$ 991
Exercisable at end of year	$ 1,171